Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (10,821)	$ (13,763)	$ (13,854)
Interest on Series A, B, C and D Notes, net	(5,758)	(1,060)	(3,757)
Interest on short-term bank credit and loans	(7,683)	(9,112)	(10,576)
Guarantees	(13,908)	(12,172)	(10,600)
Loss from revaluation of lease liabilities and exchange rate differences, net	(10,178)	(33,386)	(24,607)
Interest Expense, Other	6,080	(4,864)	(9,635)
Interest Expense	(42,268)	(74,357)	(73,029)
Interest on cash, cash equivalents and bank deposits	469	1,075	1,595
Other	1,406	2,012	2,362
Investment Income, Nonoperating	1,875	3,087	3,957
Financial expenses, net	$ (40,393)	$ (71,270)	$ (69,072)